Note 24 - Current allowances and provisions - Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Sales risks [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		$ 5,867	$ 6,814
Translation differences		(5)	(28)
Increase due to business combinations		116	505
Additional / (reversals) provisions		9,728	11,880
Reclassifications
Used		(13,911)	(13,304)
Values at the end of the year		1,795	5,867
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Values at the beginning of the year	[1]	11,150	17,469
Translation differences	[1]	(975)	(570)
Increase due to business combinations	[1]	398	8,000
Additional / (reversals) provisions	[1]	1,751	(3,219)
Reclassifications	[1]	(557)	(5,641)
Used	[1]	(1,283)	(4,889)
Values at the end of the year	[1]	10,484	11,150
Provision for current liabilities [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		17,017	24,283
Translation differences		(980)	(598)
Increase due to business combinations		514	8,505
Additional / (reversals) provisions		11,479	8,661
Reclassifications		(557)	(5,641)
Used		(15,194)	(18,193)
Values at the end of the year		$ 12,279	$ 17,017

[1]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.